UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 14, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       31
Form 13F Information Table Value Total:       51096
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLE                   COM            032511107    1892  25287SH     SOLE       25287
Apache Corp.                       COM            037411105    1953  14053SH     SOLE       14053
Cameco Corp                        COM            13321L108     129   2980SH     SOLE        2980
CHEVRON CORP                       COM            166764100    2942  29680SH     SOLE       29680
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601     140   2856SH     SOLE        2856
CONOCOPHILLIPS                     COM            20825C104    2937  31120SH     SOLE       31120
CPFL ENERGIA SA ADR                SPONSORED ADR  126153105     108    790SH     SOLE         790
DAYSTAR TECHNOLOGIES INC           COM            23962Q100      42   4570SH     SOLE        4570
ECHELON CORP                       OC COM         27874N105      94   4290SH     SOLE        4290
ENCANA CORP                        COM            292505104    2003  21770SH     SOLE       21770
EXXON MOBIL CORP                   COM            30231G102    2945  33420SH     SOLE       33420
Global Industries Ltd              COM            379336100     141   7840SH     SOLE        7840
HALLIBURTON CO                     COM            406216101    3061  57680SH     SOLE       57680
HELIX ENERGY SOL                   COM            42330P107    3030  72771SH     SOLE       72771
HERCULES OFFSHOR                   COM            427093109    1050  27623SH     SOLE       27623
HESS CORP                          COM            42809H107    2950  23380SH     SOLE       23380
IMPERIAL OIL                       COM NEW        453038408    2888  52170SH     SOLE       52170
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      95   1260SH     SOLE        1260
MEMC ELECTR MATLS INC              COM            552715104     203   1650SH     SOLE        1650
NEXEN INC                          COM            65334H102    2924  72950SH     SOLE       72950
OCCIDENTAL PETE                    COM            674599105    3021  33620SH     SOLE       33620
ORMAT TECHNOLOGIES INC             COM            686688102     110   2230SH     SOLE        2230
PATTERSON-UTI                      COM            703481101    2024  56010SH     SOLE       56010
PEABODY ENERGY                     COM            704549104    2108  23940SH     SOLE       23940
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    3062  52840SH     SOLE       52840
PETRO-CANADA                       COM            71644E102    2933  52110SH     SOLE       52110
PIONEER NATURAL                    COM            723787107    1972  25190SH     SOLE       25190
PLAINS EXPLORATI                   COM            726505100    2849  39042SH     SOLE       39042
SUNPOWER CORP                      COM CL A       867652109     184   1280SH     SOLE        1280
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     310   5760SH     SOLE        5760
UNIT CORP                          COM            909218109     996  12000SH     SOLE       12000

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